Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Affiliated Companies, Partnership And Other Companies [Abstract]
Revenues	$ 402,438	$ 476,286	$ 361,283
Gross profit	117,222	137,228	110,699
Net income	$ 38,131	$ 36,728	$ 31,489